UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2001

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          OCTOBER 29, 2001


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        61
FORM 13F INFORMATION VALUE TOTAL:              $220716

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2529     48774   Sole		     48774
Agilent Tech	Common	00846U101    437     22365   Sole		     22365
America On Line Common	00184A105    300      9075   Sole                     9075
Am. Home Prod.  Common	026609107   1353     23223   Sole	             23223
Am. Intl. Gr	Common	026874107   1450     18593   Sole                    18593
Anheuser Busch	Common	035229103    854     20384   Sole                    20384
Ashanti GoldfielCommon	043743202     53     15000   Sole                    15000
Automatic Data 	Common	053015103   4866    103444   Sole                   103444
Bellsouth	Common	079860102    351      8444   Sole                     8444
Berkshire Hath	Common	084670991  44940       642   Sole                      642
Berkshire Hath	Common	084670207   3155      1354   Sole                     1354
Bristol-Myers 	Common	110122108   2054     36961   Sole                    36961
Chevron		Common	166751107    289      3410   Sole                     3410
Cisco Systems	Common	17275R102   3054    250762   Sole                   250762
Coca-Cola Co.	Common	191216100  11618    247918   Sole                   247918
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
Emerson Elec.	Common	291011104    405      8605   Sole                     8605
ExxonMobil	Common	30231G102   6745    171198   Sole                   171198
First Data      Common	319963104   7385    126764   Sole                   126764
FreeMarkets Inc.Common	356602102    331     31272   Sole                    31272
General ElectricCommon	369604103  14306    384572   Sole                   384572
Gillette Co.	Common	375766102  11914    399812   Sole                   399812
Hewlett Packard	Common	428236103   2379    148248   Sole                   148248
H.J. Heinz Co.	Common	423074103    884     20962   Sole		     20962
Home Depot	Common	437076102    259      6752   Sole		      6752
IBM		Common	459200101    715      7796   Sole                     7796
Intel Corp.	Common	458140100   5426    265442   Sole                   265442
Johnson & JohnsoCommon	471160104   6125    110555   Sole                   110555
J.P. Morgan ChasCommon	46625H100    821     24028   Sole                    24028
Ligand PharmaceuCommon	53220K207     92     10000   Sole                    10000
Lucent Tech.	Common	549463107     77     13387   Sole                    13387
MBNA Corp.	Common	55262L100    201      6626   Sole                     6626
Medtronic	Common	585055106  12591    289445   Sole                   289445
Mellon FinancialCommon  58551A108    263      8128   Sole                     8128
Merck & Co.	Common	589331107   6777    101752   Sole                   101752
Microsoft	Common	594918104  10533    205846   Sole                   205846
Minn. Mining 	Common	604059105   1001     10177   Sole                    10177
Moody's Corp.	Common	615369105  15810    427300   Sole		    427300
Mutual Risk Mgt.Common	628351108   3052    401572   Sole                   401572
National City 	Common	635405103   7300    243756   Sole                   243756
Paychex Inc     Common  704326107    320     10150   Sole                    10150
PepsiCo		Common	713448108    347      7150   Sole                     7150
Perficient      Common  71375U101     12     10000   Sole                    10000
Pfizer Inc.	Common	717081103   4350    108478   Sole                   108478
PNC Bank Corp.	Common	693475105    269      4698   Sole                     4698
PPG Industries	Common	693506107    318      6946   Sole                     6946
Procter & GambleCommon	742718109   1465     20120   Sole                    20120
SBC CommunicatioCommon	78387G103    246      5218   Sole		      5218
Sun Trust Banks	Common	867914103    226      3400   Sole		      3400
Target Corp.	Common	87612E106    238      7500   Sole		      7500
Transaction SystCommon  893416107   8176   1301960   Sole                  1301960
Teppco Partners L.P.	872384102    346     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    380     10000   Sole		     10000
Tyco Intl	Common	920124106    353      7750   Sole                     7750
Unitrin Inc.	Common	913275103    288      7540   Sole                     7540
Valspar Corp.	Common	920355104    395     11800   Sole                    11800
Walgreen Co.	Common	931422109    683     19850   Sole                    19850
Wal-mart Stores Common  931142103    213      4300   Sole                     4300
Walt Disney Co.	Common	254687106    322     17271   Sole                    17271
Wells Fargo	Common	949746101    667     15000   Sole                    15000
Wm. Wrigley Jr. Common	982526105   8407    163875   Sole                   163875
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